Investment in equity accounted investees	12 Months Ended
Mar. 31, 2025
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
15.
Investment in equity accounted investees

Details of Investment in equity accounted investees:

	As of March 31,
	2025		2024
Investment in unquoted equity shares
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	4,428	Rs.	4,130
Equity shares held in DRES Energy Private Limited, India		58		55
Equity shares held in O2 Renewable Energy IX Private Limited, India		136		4
Equity shares held in Clean Renewable Energy KK2A Private Limited, India		17		-
	Rs.	4,639	Rs.	4,189
Investment in compulsory convertible debentures
Compulsory convertible debentures in O2 Renewable Energy IX Private Limited, India	Rs.	172	Rs.	7
	Rs.	172	Rs.	7
Total Investment in equity accounted investees	Rs.	4,811	Rs.	4,196

Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2025 and 2024. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2025		2024		2023
Ownership		51.3%		51.3%		51.3%
Current assets	Rs.	6,551	Rs.	6,447	Rs.	6,972
Non-current assets		4,514		3,799		3,372
Total assets	Rs.	11,065	Rs.	10,246	Rs.	10,344
Equity	Rs.	8,273	Rs.	7,692	Rs.	8,696
Liabilities		2,792		2,554		1,648
Total equity and liabilities	Rs.	11,065	Rs.	10,246	Rs.	10,344
Revenues	Rs.	9,317	Rs.	9,688	Rs.	9,323
Expenses		8,892		9,396		8,598
Profit for the year	Rs.	425	Rs.	292	Rs.	725
Company’s share of profits for the year	Rs.	218	Rs.	150	Rs.	372
Carrying value of the Company’s investment (1)	Rs.	4,428	Rs.	4,130	Rs.	4,645
Translation adjustment arising out of translation of foreign currency balances	Rs.	552	Rs.	472	Rs.	692

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

The Company recognized an amount of Rs.0 and Rs.445 as of March 31, 2025 and 2024, respectively, representing its share of dividend declared by its equity accounted investee, Reddy Kunshan. The amount of dividend is adjusted against the carrying amount of investment in the consolidated statement of financial position
.

Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2025		2024		2023
Carrying value of the Company’s investment	Rs.	58	Rs.	55	Rs.	57
Company’s share of Profit/(loss) for the year		3		(2)		(2)

Details of the Company’s investment in O2 Renewable Energy IX Private Limited:

	As of/for the Year Ended March 31,
	2025			2024		2023
Carrying value of the Company’s investment	Rs.	308		Rs.	11	Rs.	-
Company’s share of loss for the year		(0	)*		(1)		-

*	Rounded to the nearest million

Details of the Company’s investment in
Clean Renewable Energy KK2A Private Limited:

	As of/for the Year Ended March 31,
	2025		2024		2023
Carrying value of the Company’s investment	Rs.	17	Rs.	-	Rs.	-
Company’s share of loss for the year		(4)		-		-